SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2021 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	468,561
Granted | shares	197,941
Vested | shares	(165,530)
Canceled | shares	(37,771)
Unvested - year end | shares	463,201
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 39.14
Granted | $ / shares	103.84
Vested | $ / shares	35.88
Canceled | $ / shares	41.55
Unvested - year end | $ / shares	$ 67.79